Label	Element	Value
Successor [Member]
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	$ 0
Additional Paid-in Capital [Member] | Successor [Member]
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	0
AOCI Including Portion Attributable to Noncontrolling Interest [Member] | Successor [Member]
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	0
Common Stock [Member] | Successor [Member]
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	0
Retained Earnings [Member] | Successor [Member]
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	$ 0